DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Recently Adopted Accounting Standards and Recently Issued Accounting Standards Not Yet Adopted
Recently Adopted Accounting Standards

On January 1, 2025, the Company adopted ASU 2023-05 Business Combinations - Joint Venture Formations, Recognition and Initial Measurement, requiring most assets and liabilities contributed to a joint venture upon formation to be measured at fair value. This updated standard was applied prospectively, and it did not impact the Company's financial position or results of operations.
For the year ended December 31, 2025, the Company adopted ASU 2023-09 Income Taxes – Improvements to Income Tax Disclosures, requiring consistent categories and greater disaggregation of information in the rate reconciliation, and disclosure of income taxes paid disaggregated by jurisdiction. These disclosure changes are presented retrospectively and the adoption of this ASU did not impact the Company’s financial position or results of operations, and had limited impact on its tax disclosures.
On November 12, 2025, the FASB issued ASU 2025-08 Financial Instruments - Credit Losses (Topic 326): Purchased Loans. This ASU expands the population of acquired financial assets subject to the gross-up approach currently applied to PCD assets, under which the initial ACL is recorded through an adjustment to the initial amortized cost basis. Under existing guidance, acquired non-PCD assets require a direct charge to credit loss expense for the initial allowance. This update requires certain non-PCD loans (excluding credit cards) acquired in a business combination or purchased at least 90 days after origination (provided the acquirer was not involved in the origination of the loan) to be deemed purchased seasoned loans and accounted for using the gross-up approach at acquisition. The ASU is effective beginning in 2027 with early adoption permitted, and should be applied prospectively to loans acquired on or after the initial application date. The Company adopted this ASU in the fourth quarter of 2025. Adoption of this standard did not impact the Company's financial position or results of operations.
Recently Issued Accounting Standards Not Yet Adopted

On November 26, 2024, the FASB issued ASU 2024-03 Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses, which requires a breakout of expenses in specific areas including employee compensation, depreciation, and intangible asset amortization. The new disclosure requirements are effective for annual reporting periods beginning in 2027 and interim periods thereafter, with early adoption permitted. The new guidance can be applied either prospectively to reporting periods after the effective date, or retrospectively to any or all prior periods presented. The Company continues to evaluate the disclosure-only impact of this guidance.
NOTE 1. DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (continued)

On September 18, 2025, the FASB issued ASU 2025-06 Targeted Improvements to the Accounting for Internal-Use Software. This update is intended to modernize the accounting for internal-use software development costs. This update is effective beginning January 1, 2028, with early adoption permitted. The adoption of this ASU will not materially impact the Company’s financial position or results of operations.
On November 25, 2025, the FASB issued ASU 2025-09 Derivatives and Hedging (Topic 815): Hedge Accounting Improvements to enable entities to further align hedge accounting with their risk management strategies by applying hedge accounting to a greater number of highly effective economic hedges. The new guidance is effective for annual reporting periods beginning in 2027 and interim periods thereafter, with early adoption permitted. The amendments are applied prospectively with certain optional transition provisions for existing hedging relationships. The Company is currently evaluating the impact of this update on its consolidated financial statements and related disclosures.

Basis of Presentation
Basis of Presentation

These Consolidated Financial Statements include the accounts of the Company and its consolidated subsidiaries, including certain Trusts that are considered VIEs. The Company generally consolidates VIEs for which it is deemed to be the primary beneficiary and VOEs in which the Company has a controlling financial interest. All significant intercompany balances and transactions have been eliminated in consolidation.

These Consolidated Financial Statements have been prepared in accordance with GAAP and pursuant to SEC regulations. Certain prior-year amounts have been reclassified to conform to the current year presentation. These reclassifications did not have a material impact on the Company's consolidated financial condition or results of operations.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from those estimates, and those differences may be material. The most significant estimates include the ACL, valuation of automotive lease assets and residuals, goodwill, and Level 3 fair value measurements. These estimates, although based on actual historical trends and modeling, may potentially show significant variances over time.

Consolidation
Consolidation

In accordance with the applicable accounting guidance for consolidations, the Consolidated Financial Statements include any VOEs in which the Company has a controlling financial interest, and VIEs for which the Company is deemed to be the primary beneficiary. The Company consolidates VIEs if the Company has (i) a variable interest in the entity; (ii) the power to direct activities of the VIE that most significantly impact the entity's economic performance; and (iii) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE (i.e., the Company is considered to be the primary beneficiary). The Company generally consolidates its VOEs if the Company, directly or indirectly, owns more than 50% of the outstanding voting shares of the entity and the noncontrolling shareholders do not hold any substantive participating or controlling rights. Interests in VIEs and VOEs can include equity interests in corporations, partnerships and similar legal entities, subordinated debt, securitizations, derivatives contracts, leases, service agreements, guarantees, standby letters of credit, loan commitments, and other contracts, agreements and financial instruments.

Upon the occurrence of certain significant events, as required by the VIE model, the Company reassesses whether a legal entity in which the Company is involved is a VIE. The reassessment process considers whether the Company has acquired or divested the power to direct the activities of the VIE through changes in governing documents or other circumstances. The reassessment also considers whether the Company has acquired or disposed of a financial interest that could be significant to the VIE, or whether an interest in the VIE has become significant or is no longer significant. The consolidation status of the entities with which the Company is involved may change as a result of such reassessments. Changes in consolidation status are applied prospectively, with assets and liabilities of a newly consolidated VIE initially recorded at fair value. A gain or loss may be recognized upon deconsolidation of a VIE, depending on the carrying amounts of deconsolidated assets and liabilities compared to the fair value of retained interests and ongoing contractual arrangements.

The Company uses the equity method to account for unconsolidated investments in VOEs if the Company has significant influence over the entity's operating and financing decisions but does not maintain a controlling financial interest. These investments are classified in Other Assets on the Condensed Consolidated Balance Sheets, and the Company's proportionate share of income or loss is included in Miscellaneous income, net within the Consolidated Statements of Operations. Unconsolidated investments in VOEs in which the Company has a voting or economic interest of less than 20% (3% for limited liability entities) are generally carried at cost less any impairment and classified in Other Investments.

Unconsolidated investments in VIEs in which the Company is not the primary beneficiary are generally carried at cost less impairment (and classified as HTM securities) or at fair value and classified in Other Investments.

Sales and Securitizations
Sales and Securitizations

The Company transfers RICs or leases into newly-formed Trusts which then issue one or more classes of notes payable backed by the RICs or leases. The Company’s continuing involvement with the credit facilities and Trusts are in the form of servicing RICs or leases held by the Trusts and, generally, through holding a residual interest in the Trust. These transactions are structured without recourse. The Trusts are considered VIEs under GAAP and are consolidated when the Company has: (a) power over the significant activities of the entity and (b) an obligation to absorb losses or the right to receive benefits from the VIE which are potentially significant to the VIE. The Company generally has power over the significant activities of those Trusts as servicer of the financial assets held in the Trust. Servicing fees are not considered significant variable interests in the Trusts; however, when the Company also retains a residual interest in the Trust, either in the form of a debt security or equity interest, the Company has an obligation to absorb losses or the right to receive benefits that are potentially significant to the VIE. For all VIEs in which the Company is involved, the Company assesses whether it is the primary beneficiary of the VIE on an ongoing basis. In circumstances where the Company has both the power to direct the activities that most significantly impact the VIEs performance and the obligation to absorb losses or the right to receive benefits of the VIE that could be significant, the Company would conclude that it is the primary beneficiary of the VIE and, accordingly, these Trusts are consolidated within the Consolidated Financial Statements, and the associated RICs or leases, borrowings under credit facilities and securitization notes payable remain on the Consolidated Balance Sheets. In situations where the Company is not deemed to be the primary beneficiary of the VIE, the Company does not consolidate the VIE and only recognizes its interests in the VIE. These securitizations involving Trusts are treated as sales of the associated RICs or leases. While these Trusts are included in our Consolidated Financial Statements, they are separate legal entities; thus, the RICs or leases and other assets sold to these Trusts are legally owned by the Trusts, are available only to satisfy the notes payable related to the securitized RICs or leases and are not available to the Company's creditors or other subsidiaries.

The Company also sells RICs and leases to VIEs or directly to third parties. The Company may determine that these transactions meet sale accounting treatment in accordance with applicable guidance, which states that control must be surrendered. To arrive at this conclusion, the Company evaluates legal considerations and the nature and extent of its continuing involvement with the transferred assets. The transferred financial assets are removed from the Company's Consolidated Balance Sheets at the time the sale is completed if control has been surrendered. The Company generally remains the servicer of the financial assets and receives servicing fees. The Company also recognizes a gain or loss for the difference between the fair value, as measured based on sales proceeds plus (or minus) the value of any servicing asset (or liability) retained and the carrying value of the assets sold.

In addition, the Company purchases and sells residential mortgages. Sales occur either through a whole-loan sale to a third party, or through a sale to a VIE sponsored by the Company, in which the Company may retain a residual interest. Retained interests are generally classified as HTM securities at amortized cost or Other Investments at fair value. To the extent of its retained interests, the Company continues to be exposed to the credit risk of the securitized financial assets. The Company does not service the residential mortgages and does not consolidate these VIEs because it is not the primary beneficiary. Purchased residential mortgages are recorded at fair value and classified as HFS. Transfers of financial assets are accounted for as sales when the Company has relinquished control over the transferred assets and does not consolidate the transferee. The gain or loss on sale of such financial assets depends, in part, on the previous carrying amount of the assets involved in the transfer (generally at fair value) and the sum of the proceeds and the fair value of the retained interests at the date of sale.

Cash, Cash Equivalents, and Restricted Cash
Cash, Cash Equivalents, and Restricted Cash

Cash and cash equivalents include cash, amounts due from depository institutions, interest-bearing deposits in other banks, and federal funds sold. Cash and cash equivalents have original maturities of three months or less and, accordingly, the carrying amount of these instruments is deemed to be a reasonable estimate of fair value. The Company has maintained balances in various operating and money market accounts in excess of federally insured limits.
Cash deposited to support securitization transactions, lockbox collections, and the related required reserve accounts is recorded in the Company's Consolidated Balance Sheets as restricted cash. Excess cash flows generated by Trusts are added to the restricted cash reserve account, creating additional over-collateralization until the contractual securitization requirement has been reached. Once the targeted reserve requirement is satisfied, additional excess cash flows generated by the Trusts are released to the Company as distributions from the Trusts. Lockbox collections are added to restricted cash and released when transferred to the appropriate warehouse facility or Trust. The Company also maintains restricted cash primarily related to cash posted as collateral related to derivative agreements and CLNs and cash restricted for investment purposes.
Investment Securities and Other Investments
Investment Securities and Other Investments

Investments in debt securities are classified as either AFS, HTM, trading, or other investments. Investments in equity securities are generally recorded at fair value with changes recorded in earnings. Management determines the appropriate classification at the time of purchase.

Debt securities that the Company has the positive intent and ability to hold until maturity are classified as HTM securities. HTM securities are reported at cost and adjusted for payments, charge-offs, amortization of premium and accretion of discount. Impairment of HTM securities is recorded using a valuation reserve which represents management’s best estimate of expected credit losses during the lives of the securities. Securities for which management has an expectation that nonpayment of the amortized costs basis is zero, do not have a reserve. The Company has a zero loss expectation when the securities are issued or guaranteed by certain U.S. government entities, and those entities have a long history of no defaults and the highest credit ratings issued by rating agencies. Transfers of debt securities into the HTM category from the AFS category are made at amortized cost plus or minus any unrealized gains or losses recorded in AOCI. The unrealized gain or loss at the date of transfer is amortized over the remaining lives of the securities. Any reserve for credit losses on investments recorded while the security was classified as AFS will be reversed through provision expense in non-interest income. Thereafter, the allowance will be recorded through provision expense using the HTM valuation reserve.

Debt securities expected to be held for an indefinite period of time are classified as AFS and recorded on the balance sheet at fair value. If the fair value of an AFS debt security declines below its amortized cost basis and the Company does not have the intention or requirement to sell the security before it recovers its amortized cost basis, declines due to credit factors will be recorded in earnings through a reserve for credit losses on investments, and declines due to non-credit factors will be recorded in AOCI, net of taxes. Subsequent to recognition of a credit loss, improvements to the expectation of collectability will be reversed through the allowance. If the Company has the intention or requirement to sell the security, the Company will record its fair value changes in earnings as a direct write down to the security. Increases in fair value above amortized cost basis are recorded in AOCI, net of taxes.
NOTE 1. DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (continued)

The Company conducts a comprehensive security-level impairment assessment quarterly on all AFS securities with a fair value that is less than their amortized cost basis to determine whether the loss is due to credit factors. The quarterly assessment takes into consideration whether (i) the Company has the intent to sell or (ii) it is more likely than not that it will be required to sell the security before the expected recovery of its amortized cost. The Company also considers whether or not it would expect to receive all of the contractual cash flows from the investment based on its assessment of the security structure, recent security collateral performance metrics, external credit ratings, failure of the issuer to make scheduled interest or principal payments, judgment and expectations of future performance, and relevant independent industry research, analysis and forecasts. The Company also considers the severity of the impairment in its assessment. Similar to HTM securities, securities for which management expects risk of nonpayment of the amortized cost basis is zero do not have a reserve. The Company has a zero loss expectation when the securities are issued or guaranteed by certain U.S. government entities, and those entities have a long history of no defaults and the highest credit ratings issued by rating agencies.

The Company does not measure an ACL for accrued interest, and instead writes off uncollectible accrued interest balances in a timely manner. The Company places securities on nonaccrual and reverses any uncollectible accrued interest when the full and timely collection of interest or principal becomes uncertain, but no later than at 90 days delinquent.

Realized gains and losses on sales of investment securities are recognized on the trade date and included in earnings within Net (losses)/gains on sale of investment securities, which is a component of non-interest income. Unamortized premiums and discounts are recognized in interest income over the estimated life of the security using the interest method.

Debt securities held for trading purposes and equity securities are carried at fair value, with changes in fair value recorded in non-interest income. Investments that are purchased principally for the purpose of economically hedging MSRs in the near term are classified as trading securities and carried at fair value, with changes in fair value recorded as a component of the Miscellaneous income, net line of the Consolidated Statements of Operations.

Other investments primarily include the Company's investment in the stock of the FHLB of Pittsburgh and the FRB. Although FHLB and FRB stock are equity interests in the FHLB and FRB, respectively, neither has a readily determinable fair value, because ownership is restricted, and they are not readily marketable. FHLB stock can be sold back only at its par value of $100 per share and only to FHLBs or to another member institution. Accordingly, FHLB stock and FRB stock are carried at cost. The Company evaluates this investment for impairment on the ultimate recoverability of the par value. Other investments also includes investments in LIHTC affordable housing projects.

Securities Financing Activities
Securities Financing Activities

The Company may enter into Securities Financing Activities primarily to deploy the Company’s excess cash and/or borrow short term funds to manage liquidity and investment positions. Securities Financing Activities are treated as collateralized financings and are included in "Federal funds sold and securities purchased under resale agreements or similar arrangements" and "Federal funds purchased and securities loaned or sold under repurchase agreements" on the Company’s Consolidated Balance Sheets. Resale and repurchase agreements are generally carried at the amount of cash collateral advanced or received. Accrued interest is classified in Other assets and Other liabilities. Where appropriate under applicable accounting guidance, Securities Financing Activities with the same counterparty are reported on a net basis.

Securities transferred to counterparties under repurchase agreements and securities lending transactions continue to be recognized on the Consolidated Balance Sheets, are measured at fair value, and are included in Trading securities on the Company’s Consolidated Balance Sheets. Securities received from counterparties under reverse repurchase agreements and securities borrowed transactions are not recognized on the Consolidated Balance Sheets unless the counterparty defaults. The securities transferred under Securities Financing Activities typically are U.S. Treasury and agency securities or residential agency MBS. In general, the securities transferred can be sold, re-pledged or otherwise used by the party in possession. No restrictions exist on the use of cash collateral by either party. The Company may be exposed to counterparty risk, with such risk managed by performing assessments independent of business line managers and establishing concentration limits on each counterparty. Additionally, these transactions include collateral arrangements that require the fair values of the underlying securities to be determined daily, resulting in collateral being obtained or refunded to counterparties to maintain specified collateral levels. These financing transactions do not create material credit risk given the collateral provided and the related monitoring process.

LHFI
LHFI

LHFI include commercial and consumer loans (including RICs) originated by the Company as well as loans acquired by the Company, which the Company intends to hold for the foreseeable future or until maturity. RICs include nonprime automobile finance receivables that are acquired individually from dealers at a nonrefundable discount from the contractual principal amount. RICs also include receivables originated through a direct lending program and loan portfolios purchased from other lenders.

LHFI are reported net of cumulative charge-offs, unamortized loan origination fees and costs, and (for purchased loans) unamortized discounts and premiums. Interest on loans is credited to income as it is earned. For most of the Company's LHFI, loan origination fees and certain direct loan origination costs and premiums and discounts are deferred and recognized as adjustments to interest income in the Consolidated Statements of Operations over the contractual life of the loan utilizing the effective interest method. For RICs, loan origination fees and costs, premiums and discounts are deferred and amortized over their estimated lives as adjustments to interest income utilizing the effective interest method using estimated prepayment speeds, which are updated on a monthly basis. The Company estimates future principal prepayments specific to pools of homogeneous loans, which are based on the vintage, credit quality at origination and term of the loan. Prepayments in our portfolio are sensitive to credit quality, with higher credit quality loans experiencing higher voluntary prepayment rates than lower credit quality loans. The resulting prepayment rate specific to each pool is based on historical experience and is used as an input in the calculation of the constant effective yield. The impact of defaults is not considered in the prepayment rate; the prepayment rate only considers voluntary prepayments.

The Company’s LHFI are carried at amortized cost, net of the ALLL. When a RIC is originated, certain cost basis adjustments (the net discounts) to the principal balance of the loan are recognized in accordance with the accounting guidance for loan origination fees and costs. These cost basis adjustments generally include the following:

•Origination costs.
•Dealer discounts - dealer discounts to the principal balance of the loan generally occur in circumstances in which the contractual interest rate on the loan is not sufficient to compensate for the credit risk of the borrower.
•Participation - participation fees, or premiums, paid to the dealer as a form of profit-sharing, rewarding the dealer for originating loans that perform.
•Subvention - payments received from the vehicle manufacturer as compensation (yield enhancement) for the cost of below-market interest rates offered to consumers.

Originated loans are initially recorded at the proceeds paid to fund the loan, adjusted for loan origination fees and costs.

Purchased loans are initially recorded at the proceeds paid, which includes premiums and discounts. Purchased loans are generally acquired in a bulk purchase or a business combination. RICs acquired directly from a dealer and loans acquired upon origination from a third party through a flow agreement are considered to be originated loans, not purchased loans. Purchase discounts and premiums on purchased loans that are deemed performing are accreted over the contractual term of the loans, generally using the effective interest method. The purchase discounts on revolving personal unsecured loans are amortized on a straight-line basis.

Collateral is generally required for loans. For commercial loans, the Company focuses on assessing the borrower’s capacity and willingness to repay and obtaining sufficient collateral. C&I loans are generally secured by the borrower’s assets and by guarantees. CRE loans are secured by real estate at specified LTV ratios and often by a guarantee. The Company purchases residential mortgage loans and home equity loans and lines that are secured by the underlying 1-4 family residential properties. RICs and auto loans are secured by the underlying vehicles.

See LHFS subsection below for accounting treatment when an HFI loan is re-designated as LHFS.

PCD Loans

Purchased loans that at acquisition the Company deems to have more than insignificant deterioration in credit quality since origination are considered PCD loans. PCD loans require the recognition of an ACL at purchase. The ACL is added to the purchase price at the date of acquisition to determine the initial amortized cost basis of the PCD loan. The ACL is calculated based on the unpaid principal balance, using the same methodology as originated loans, as described below.
NOTE 1. DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (continued)

Alternatively, the Company can elect the FVO at the time of purchase for any financial asset. Under the FVO, loans are recorded at fair value with changes in value recognized immediately in income. There is no ACL for loans under the FVO.

For loans under the FVO, the Company recognizes the fair value adjustments as part of other non-interest income in the Company’s Consolidated Statements of Operations. Generally, the Company does not recognize interest income on non-accrual loans under the FVO. The Company recognizes interest income separately from the total fair value adjustment for certain loans that are not considered non-accrual and for which the Company has elected the FVO.

Allowance for Credit Losses
Allowance for Credit Losses

General

The ALLL and reserve for off-balance sheet commitments (together, the ACL) are maintained at levels that represent management’s best estimate of expected credit losses in the Company’s HFI loan portfolios, excluding those loans accounted for under the FVO. Credit loss expenses are charged in amounts sufficient to maintain the ACL at levels considered adequate to cover expected credit losses in the Company’s HFI loan portfolios. The ACL is measured based on a current expected loss model, which means that it is not necessary for a loss event to occur before a credit loss is recognized. Management’s estimate of expected credit losses is based on an evaluation of relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the future collectability of the reported amounts. Management's evaluation takes into consideration the risks in the portfolio, past loss experience, specific loans with loss potential, geographic and industry concentrations, delinquency trends, economic forecasts and other relevant factors. While management uses the best information available to make such evaluations, future adjustments to the ACL may be necessary if conditions differ substantially from the assumptions used in making the evaluations.

The ALLL is a valuation account that is deducted from, or added to, the amortized cost basis to present the net amount expected to be collected on the Company’s HFI loan portfolios. The reserve for off-balance sheet commitments represents the expected credit losses for unfunded lending commitments and financial guarantees and is presented within Other liabilities on the Company's Consolidated Balance Sheets. The reserve for off-balance sheet commitments, together with the ALLL, is generally referred to collectively throughout these financial statements as the ACL, despite the presentation differences.

The Company measures expected losses of all components of the amortized cost basis of its loans. For all loans except credit cards, the Company has elected to exclude accrued interest receivable balances from the measurement of expected credit losses because it applies a nonaccrual policy that results in the timely write off of uncollectible interest.

Off-balance sheet commitments which are not unconditionally cancellable by the Company are subject to credit risk. Additions to the reserve for off-balance sheet commitments are made by charges to the credit loss expense. The Company does not calculate a liability for expected credit losses for off-balance sheet credit exposures which are unconditionally cancellable by the lender, because these instruments do not expose the Company to credit risk. At SHUSA, this generally applies to credit cards and commercial demand lines of credit.

Methodology

The Company uses several methodologies for measurement of the ACL. The ACL is made up of a quantitative and a qualitative component. To determine the quantitative component, the Company generally uses a DCF approach for determining the ALLL for individually assessed loans, and loss rate statistical methodology for other loans. The methodologies utilized by the Company to estimate expected credit losses vary by product type.

Expected credit losses are estimated on a collective basis when similar risk characteristics exist. Expected credit losses are estimated on an individual basis only if the individual asset or exposure does not share similar risk attributes with other financial assets or exposures, including when an asset is treated as a collateral dependent asset. The estimate of expected credit losses reflects information about past events, current conditions, and reasonable and supportable forecasts that affect the future collectability of reported amounts. This information includes internal information, external information, or a combination of both. The Company uses historical loss experience as a starting point for estimating expected credit losses.
NOTE 1. DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (continued)

The ACL estimate includes significant assumptions including the reasonable and supportable economic forecast period, which considers the availability of forward-looking scenarios and their respective time horizons, as well as the reversion method to historical losses. The economic scenarios used by the Company are available up to the contractual maturities of the assets, and therefore the Company can project losses through the respective contractual maturities, using an input reversion approach. This method results in a single, quantitatively consistent credit model across the entire projection period as the macroeconomic effects in the historical data are controlled for the estimate of the long-run loss level.

The Company uses multiple scenarios in its CECL estimation process. Additionally, the results from the CECL models are reviewed and adjusted, if necessary, based on management’s judgment, as discussed in the section captioned "Qualitative Reserves" below.

CECL Models

The Company uses a statistical methodology based on an expected credit loss approach that focuses on forecasting the expected credit loss components (i.e., PD, payoff, LGD and EAD) on a loan level basis to estimate the expected future lifetime losses.

•In calculating the PD and payoff, the Company developed model forecasts which consider variables such as delinquency status, loan tenor and credit quality as measured by internal risk ratings assigned to individual loans and credit facilities.
•The LGD component forecasts the extent of losses given that a default has occurred and considers variables such as collateral, LTV and credit quality.
•The EAD component captures the effects of expected partial prepayments and underpayments that are expected to occur during the forecast period and considers variables such as LTV, collateral and credit quality indicators.

The above expected credit loss components are used to compute an ACL based on the weighted average of the results of four macroeconomic scenarios. The Company generally uses a third-party vendor's consensus baseline macroeconomic scenario for the quantitative estimate and additional positive and negative macroeconomic scenarios to make qualitative adjustments for macroeconomic uncertainty and considers adjustments to macroeconomic inputs and outputs based on market volatility. Weightings are assigned to the macroeconomic scenarios and are approved quarterly by management through established committee governance. These ECL components are inputs to the Company’s DCF approach for individually assessed loans, and the non-DCF approach for other loans.

When using a non-DCF method to measure the ACL, the Company measures expected credit losses over the asset’s contractual term, adjusted for (a) expected prepayments and (b) expected extensions or renewal options (excluding those that are accounted for as derivatives) included in the original or modified contract at the reporting date that are not unconditionally cancellable by the Company.

In addition to the ALLL, management estimates expected losses related to off-balance sheet commitments using the same models and procedures used to estimate expected loan losses. Off-balance sheet commitments for commercial customers are analyzed and segregated by risk according to the Company's internal risk rating scale. These risk classifications, in conjunction with a forecast of expected usage of committed amounts and an analysis of historical loss experience, reasonable and supportable forecasts of economic conditions, performance trends within specific portfolio segments, and any other pertinent information result in the estimation of the reserve for off-balance sheet commitments.

DCF Approaches

A DCF method measures expected credit losses by forecasting expected future principal and interest cash flows and discounting them using the financial asset’s EIR. The ACL reflects the difference between the amortized cost basis and the present value of the expected cash flows. When using a DCF method to measure the ACL, the period of exposure is determined as a function of the Company’s expectations of the timing of principal and interest payments. The Company considers estimated prepayments in the future principal and interest cash flows when utilizing a DCF method. The Company generally uses a DCF approach for impaired commercial loans. The Company reports the entire change in present value in credit loss expense.
NOTE 1. DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (continued)

Collateral-Dependent Assets

A loan is considered a collateral-dependent financial asset when:

•The Company determines foreclosure is probable, or
•The borrower is experiencing financial difficulty and the Company expects repayment to be provided substantially through the operation or sale of the collateral.

For all collateral-dependent loans, the Company measures the ACL as the difference between the asset’s amortized cost basis and the fair value of the underlying collateral as of the reporting date, adjusted for expected costs to sell. If repayment or satisfaction of the loan is dependent only on the operation, rather than the sale of the collateral, the measure of credit losses does not incorporate estimated costs to sell.

A collateral-dependent loan is written down (i.e., charged-off) to the fair value of the collateral adjusted for costs to sell (if repayment from sale is expected.) Any subsequent increase or decrease in the collateral’s fair value less cost to sell is recognized as an adjustment to the related loan’s ACL. Negative ACLs are limited to the amount previously charged-off.

Loans discharged under Chapter 7 bankruptcy are considered collateral-dependent, regardless of delinquency status. These loans are written down to the fair value of collateral and classified as non-accrual/non-performing for the remaining life of the loan.

Collateral Maintenance Provisions

For certain loans with collateral maintenance provisions which are secured by highly liquid collateral, the Company expects nonpayment of the amortized cost basis to be zero when such provisions require the borrower to continually replenish collateral in the event the fair value of the collateral changes. For these loans, the Company records no ACL.

Negative Allowance

Negative allowance is defined as the amount of future recovery expected for accounts that have already been charged-off. The Company performs an analysis of the actual historical recovery values to determine the pattern of recovery and expected rate of recovery over a given historic period and uses the results of this analysis to determine a negative allowance. Negative allowance reduces the ACL.

Qualitative Reserves

Regardless of the extent of the Company's analysis of customer performance, portfolio evaluations, trends or risk management processes established, a level of imprecision will always exist due to the judgmental nature of loan portfolio and/or individual loan evaluations. The Company maintains qualitative reserves as a component of the ACL to recognize the existence of these exposures. Imprecisions include loss factors inherent in the loan portfolio that may not have been discreetly contemplated in deriving the quantitative component of the allowance, as well as potential variability in estimates.

Quantitative models have certain limitations regarding estimating expected losses in times of rapidly changing macro-economic forecasts. The ACL estimate includes qualitative adjustments to adjust for limitations in modeled results with respect to forecasted economic conditions that are well outside of historic economic conditions used to develop the models and to give consideration to significant government relief programs, stimulus, and internal credit accommodations. Management believes the qualitative component of the ACL, which incorporates management’s expert judgment related to expected future credit losses, will continue to represent a significant portion of the ACL for the foreseeable future.

The qualitative adjustments are also established in consideration of several factors such as the interpretation of economic trends and uncertainties, changes in the nature and volume of our loan portfolios, trends in delinquency and collateral values, and concentration risk. This analysis is conducted at least quarterly, and the Company revises the qualitative component of the allowance, when necessary, in order to address improving or deteriorating credit quality trends or specific risks associated with a loan pool classification.
NOTE 1. DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (continued)

Governance

A comprehensive analysis of the ACL is performed by the Company on a quarterly basis. Management regularly monitors the condition of borrowers and assesses both internal and external factors in determining whether any relationships have deteriorated considering factors such as historical loss experience, trends in delinquency and NPLs, changes in risk composition and underwriting standards, experience and ability of staff and regional and national economic conditions, trends and forecasts. Risk factors are continuously reviewed and revised by management when conditions warrant.

The Company's reserves are principally based on various models subject to the Company's model risk management framework. New models are approved by the Company's Model Risk Management Committee. Models, inputs and documentation are further reviewed and validated periodically, and the Company completes a detailed variance analysis of historical model projections against actual observed results on a quarterly basis. Required actions resulting from the Company's analysis, if necessary, are governed by its ACL Committee.

Reserve levels are collectively reviewed for adequacy and approved quarterly by Board-level committees.

Changes in the assumptions used in these estimates could have a direct material impact on credit loss expense in the Consolidated Statements of Operations and in the ALLL. The Company’s models incorporate a variety of assumptions based on historical experience, current conditions and forecasts. Management also applies its judgment in evaluating the appropriateness of the allowance. Material changes to the ACL might be necessary if prevailing conditions differ materially from the assumptions and estimates utilized in calculating the ACL.

Interest Recognition and Non-accrual loans and Charge-off of Uncollectible Loans
Interest Recognition and Non-accrual loans

Interest from loans is accrued when earned in accordance with the terms of the loan agreement. The accrual of interest is discontinued and uncollected interest is reversed once a loan is placed in non-accrual status. A loan is determined to be non-accrual when it is probable that scheduled payments of principal and interest will not be received when due according to the contractual terms of the loan agreement.

The Company generally places commercial loans on non-accrual status when they become 90 days or more delinquent. When the collectability of the recorded loan balance of a nonaccrual loan is in doubt, cash payments received from the borrower are generally applied first to reduce the carrying value of the loan. Otherwise, interest income may be recognized to the extent cash is received. Generally, a nonaccrual loan is returned to accrual status when, based on the Company’s judgment, the borrower’s ability to make the required principal and interest payments has resumed and collectability of remaining principal and interest is no longer doubtful. Interest income recognition resumes for nonaccrual loans that were accounted for on a cash basis method when they return to accrual status, while interest income that was previously recorded as a reduction in the carrying value of the loan would be recognized as interest income based on the effective yield to maturity on the loan. Collateral dependent loans are generally not returned to accrual status.

Consumer loans (excluding RICs and auto loans) are placed on nonaccrual status when they meet certain delinquency thresholds, or sooner if collectability of the amortized cost basis is in doubt. Residential mortgages, home equity loans and lines and unsecured loans are generally placed on nonaccrual status at 90 days delinquent and returned to accrual status when they become less than 90 days delinquent.

Credit cards continue to accrue interest until they become 180 days delinquent, at which point they are charged-off.

For RICs and auto loans, the accrual of interest is discontinued and accrued but uncollected interest is reversed once a RIC becomes more than 60 days delinquent, (i.e., 61 or more DPD) and is resumed and reinstated if a delinquent account subsequently becomes 60 days or less past due. The Company considers RICs and auto loans delinquent when an obligor fails to pay substantially all (defined as 90%) of the scheduled payment by the due date. The payment following the partial payment must be a full payment, or the account will move into delinquency status at that time. For RICs and auto loans on nonaccrual status, interest income is recognized on a cash basis.

At the time a deferral is granted on a RIC or auto loan, all delinquent amounts may be deferred or paid, resulting in the classification of the loan as current, and therefore not considered a delinquent account. Thereafter, the account is aged based on the timely payment of future installments in the same manner as any other account.
NOTE 1. DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (continued)

Charge-off of Uncollectible Loans

Any loan may be charged-off if a loss confirming event has occurred. Loss-confirming events usually involve the receipt of specific adverse information about the borrower and may include bankruptcy, foreclosure, or receipt of an asset valuation indicating a shortfall between the value of the collateral and the book value of the loan when that collateral asset is the sole source of repayment.

The Company generally charges off commercial loans when it is determined that the specific loan or a portion thereof is uncollectible. This determination is based on facts and circumstances of the individual loans and normally includes considering the viability of the related business, the value of any collateral, the ability and willingness of any guarantors to perform and the overall financial condition of the borrower. Partially charged-off loans continue to be evaluated on not less than a quarterly basis, with additional charge-offs or loan and lease loss provisions taken on the remaining loan balance, if warranted, utilizing the same criteria. Although the ACL is established on a collective basis, actual charge-offs are recorded on a loan-by-loan basis when losses are confirmed or when established delinquency thresholds have been met.

The Company generally charges off consumer loans, or a portion thereof, as follows: residential mortgage loans and home equity loans are charged-off to the estimated fair value of their collateral (net of selling costs) when they become 180 days delinquent, and other loans (closed-end) are charged-off when they become 120 days delinquent. RICs and auto loans are charged-off to the estimated net recovery value in the month an account becomes greater than 120 days delinquent if the Company has not repossessed the related vehicle. The Company charges off accounts in repossession to estimated net recovery value when the automobile is repossessed and legally available for disposition. For RICs and auto loans, a net charge-off represents the difference between the estimated net sales proceeds and the Company's amortized cost basis of the related contract. Revolving personal unsecured loans are charged off when they become 180 days delinquent. Credit cards are charged off when they are 180 days delinquent or within 60 days after the receipt of notification of the cardholder’s death or bankruptcy.

Accounts in repossession that have been charged off and are pending liquidation are removed from loans and the related repossessed assets are included in Other assets in the Company's Consolidated Balance Sheets. For residential mortgages, foreclosed real estate is moved to Other assets when the Company has obtained legal title to the property.

Loans receiving a bankruptcy notice or for which fraud has been discovered are written down to the collateral value less costs to sell within 60 days of such notice or discovery. Charge-offs are not required when it can be clearly demonstrated that repayment will occur regardless of delinquency status. Factors that would demonstrate repayment include a loan that is secured by collateral and is in the process of collection, a loan supported by a valid guarantee or insurance, or a loan supported by a valid claim against a solvent estate.

Expected recoveries of amounts previously written off and expected to be written off are included in the ACL up to the aggregate of amounts previously written off and expected to be written off by the Company.

LHFS
LHFS

LHFS are recorded at either estimated fair value (if the FVO is elected) or the lower of cost or fair value. The Company has elected to account for most of its residential real estate mortgages purchased with the intent to sell at fair value. Applying fair value accounting to the residential mortgage LHFS better aligns the reported results of the economic changes in the value of these loans and their related economic hedge instruments. Generally, residential loans are valued on an aggregate portfolio basis, and commercial loans are valued on an individual loan basis. Gains and losses on LHFS which are accounted for at fair value are recorded in Miscellaneous income, net.

All other LHFS which the Company does not have the intent and ability to hold for the foreseeable future or until maturity or payoff are carried at the lower of cost or fair value. When loans are transferred from HFI, the Company will recognize a charge-off to the ALLL, if warranted under the Company’s charge-off policies. Any excess ALLL for the transferred loans is reversed through provision expense. Subsequent to the initial measurement of LHFS, market declines in the recorded investment, whether due to credit or market risk, are recorded through Miscellaneous income, net as lower of cost or market adjustments.

Interest income on the Company’s LHFS is recognized when earned based on their respective contractual rates in Interest income on loans in the Consolidated Statements of Operations. The accrual of interest is discontinued and reversed once the loans become more than 90 days delinquent.

Leases (as Lessor)
Leases (as Lessor)

The Company provides financing for various types of equipment, energy and power systems, and automobiles through a variety of lease arrangements.

The Company’s investments in leases that are accounted for as direct financing leases are carried at the aggregate of lease payments plus estimated residual value of the leased property less unearned income, and are reported as part of LHFI in the Company’s Consolidated Balance Sheets. Leveraged leases, a form of financing lease, are carried net of non-recourse debt. The Company recognizes income over the term of the lease using the effective interest method, which provides a constant periodic rate of return on the outstanding investment on the lease.

Leased vehicles under operating leases are carried at cost net of accumulated depreciation and any impairment charges and presented as Operating lease assets, net in the Company’s Consolidated Balance Sheets. Leased vehicles purchased in connection with newly originated operating leases are recorded at cost, including origination fees and costs. For certain vehicles, payments from the vehicle’s manufacturer under subvention programs and estimates of manufacturer rebates due at lease termination are recorded as reductions to the cost of the vehicle. Subvention payments and manufactured rebates are recognized as an adjustment to depreciation expense, which is recognized on a straight-line basis over the contractual term of the leases to the lower of the expected residual value or contract residual value. The expected residual value and, accordingly, the monthly depreciation expense may change throughout the term of the lease. The Company estimates expected residual values using independent data sources and internal statistical models that take into consideration economic conditions, current auction results, the Company’s remarketing abilities, and manufacturer vehicle and marketing programs.

Lease payments due from operating lease customers are recorded as income within Lease income in the Company’s Consolidated Statements of Operations, unless and until a customer becomes more than 60 days delinquent, at which time the accrual of revenue is discontinued. The accrual is resumed if a delinquent account subsequently becomes 60 days or less past due.

The Company periodically evaluates its investment in operating leases for impairment if circumstances such as a systemic and material decline in used vehicle values occurs. This would include, for example, a decline in the residual value of our lease portfolio due to an event caused by shocks to oil and gas prices that have a pronounced impact on certain models of vehicles, pervasive manufacturer defects, or other events that could systemically affect the value of a particular brand or model of leased asset, which indicates that impairment may exist.
NOTE 1. DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (continued)
Under the accounting for impairment or disposal of long-lived assets, residual values of leased assets under operating leases are evaluated individually for impairment. When aggregate future cash flows from the operating lease, including the expected realizable fair value of the leased asset at the end of the lease, are less than the book value of the lease, an immediate impairment write-down is recognized if the difference is deemed not recoverable. Otherwise, reductions in the expected residual value result in additional depreciation of the leased asset over the remaining term of the lease. Upon disposition, a gain or loss is recorded for any difference between the net book value of the leased asset and the proceeds from the disposition of the asset, including any insurance proceeds. Gains or losses on the sale of leased assets are included in Miscellaneous income, net, while valuation adjustments on operating lease residuals impact depreciation expense which is included in Lease expense in the Consolidated Statements of Operations. No impairment for leased assets was recognized during the years ended December 31, 2025, 2024, or 2023.
Leases (as Lessee)
Leases (as Lessee)

Operating lease ROU assets and lease liabilities are recognized upon lease commencement based on the present value of lease payments over the lease term, discounted at the Company's estimated rate of interest for a collateralized borrowing for a similar term. The lease term includes options to extend or terminate a lease when the Company considers it reasonably certain that such options will be exercised. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

Premises and Equipment
Premises and Equipment

Premises and equipment are carried at cost, less accumulated depreciation. Depreciation is calculated utilizing the straight-line method. Estimated useful lives are as follows:

Office buildings	10 to 30 years
Leasehold improvements (1)	10 to 30 years
Software	3 to 7 years
Furniture, fixtures and equipment	3 to 10 years
Automobiles	5 years
(1) Leasehold improvements are depreciated over the shorter of the useful lives of the assets or the remaining term of the leases.

Expenditures for maintenance and repairs are charged to Occupancy and equipment expense in the Consolidated Statements of Operations as incurred.

Equity Method Investments
Equity Method Investments

The Company uses the equity method for general and limited partnership interests, limited liability companies and other unconsolidated equity investments in which the Company is considered to have significant influence over the operations of the investee. Under the equity method, the Company records its equity ownership share of net income or loss of the investee in "Miscellaneous income, net." Investments accounted for under the equity method of accounting above are included in the caption "Other Assets" on the Consolidated Balance Sheets.

Goodwill and Intangible Assets
Goodwill and Intangible Assets

Goodwill is the excess of the purchase price over the fair value of the tangible and identifiable intangible assets and liabilities of companies acquired through business combinations accounted for under the acquisition method. Goodwill and other indefinite-lived intangible assets are not amortized on a recurring basis, but rather are subject to periodic impairment testing. The Company conducts its evaluation of goodwill impairment at the reporting unit level on an annual basis at October 1, and more frequently if events or circumstances indicate that the carrying value of a reporting unit exceeds its fair value. A reporting unit is an operating segment or one level below.

An entity's goodwill impairment quantitative analysis is required to be completed unless the entity determines, based on certain qualitative factors, that it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is greater than its carrying amount, including goodwill, in which case no further analysis is required. An entity has an unconditional option to bypass the preceding qualitative assessment (often referred to as step 0) for any reporting unit in any period and proceed directly to the quantitative goodwill impairment test.

The quantitative test includes a comparison of the fair value of each reporting unit to its respective carrying amount, including its allocated goodwill. If the fair value of the reporting unit is in excess of the carrying value, the related goodwill is considered not to be impaired, and no further analysis is necessary. If the carrying value of the reporting unit is higher than the fair value, the impairment is measured as the excess of carrying value over fair value. A recognized impairment charge cannot exceed the amount of goodwill allocated to a reporting unit and cannot subsequently be reversed even if the fair value of the reporting unit recovers.

The Company's intangible assets consist of assets purchased or acquired through business combinations, including customer relationships and dealer networks. Certain intangible assets are amortized over their useful lives. The Company evaluates identifiable intangibles for impairment when an indicator of impairment exists, but not less than annually. Separable intangible assets that are not deemed to have an indefinite life are amortized over their useful lives.

MSRs	MSRs The Company has elected to measure its residential MSRs at fair value to be consistent with the risk management strategy to hedge changes in the fair value of these assets.
BOLI
BOLI
BOLI represents the cash surrender value of life insurance policies for certain current and former employees who have provided positive consent to allow SBNA to be the beneficiary of such policies. Increases in the net cash surrender value of the policies, as well as insurance proceeds received, are recorded in non-interest income, and are not subject to income taxes.
OREO and Other Repossessed Assets
OREO and Other Repossessed Assets

OREO and other repossessed assets consist of properties, vehicles, and other assets acquired by, or in lieu of, foreclosure or repossession in partial or total satisfaction of NPLs, including RICs and leases. Assets obtained in satisfaction of a loan are recorded at the estimated fair value minus estimated costs to sell based upon the asset's appraisal value at the date of transfer. The excess of the carrying value of the loan over the fair value of the asset minus estimated costs to sell are charged to the ALLL at the initial measurement date. Subsequent to the acquisition date, OREO and repossessed assets are carried at the lower of cost or estimated fair value, net of estimated cost to sell. Any declines in the fair value of OREO and repossessed assets below the initial cost basis are recorded through a valuation allowance with a charge to non-interest income. Increases in the fair value of OREO and repossessed assets net of estimated selling costs will reverse the valuation allowance, but only up to the cost basis which was established at the initial measurement date. Costs of holding the assets are recorded as operating expenses, except for significant property improvements, which are capitalized to the extent that the carrying value does not exceed the estimated fair value. The Company generally begins vehicle repossession activity once a customer's account becomes 60 days delinquent. The customer has an opportunity to redeem the repossessed vehicle by paying all outstanding balances, including finance changes and fees. Any vehicles not redeemed are sold at auction. OREO and other repossessed assets are recorded within Other assets on the Consolidated Balance Sheets.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

The Company uses derivative financial instruments primarily to manage exposure to interest rate, foreign exchange, equity, and credit risk. Derivative financial instruments are used to reduce the effects that changes in interest rates may have on net income, the fair value of assets and liabilities, and cash flows. The Company also enters into derivatives with customers to facilitate their risk management activities, and often sells derivative products to commercial loan customers to hedge interest rate risk associated with loans made by the Company. The Company uses derivative financial instruments as risk management tools and not for speculative trading purposes for its own account. Derivative financial instruments are recognized as either assets or liabilities in the Consolidated Balance Sheets at fair value. The accounting for changes in the fair value of each derivative financial instrument depends on whether it has been designated and qualifies as a hedge for accounting purposes, as well as the type of hedging relationship identified.

Derivative instruments designated in a hedge relationship to mitigate exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk such as interest rate risk are considered fair value hedges. Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows or other types of forecasted transactions are considered cash flow hedges. The Company formally documents the relationships of qualifying hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction.

Fair value hedges that are highly effective are accounted for by recording the change in the fair value of the derivative instrument and the change (due to the hedged risk) in the fair value of the related hedged asset, liability or firm commitment in the corresponding income or expense line in the Consolidated Statements of Operations. The adjustment to the hedged asset or liability is included in the basis of the hedged item, while the fair value of the derivative is recorded as an other asset or other liability. Actual cash receipts or payments and related amounts accrued during the period on derivatives included in a fair value hedge relationship are recorded as adjustments to the income or expense associated with the hedged asset or liability.
NOTE 1. DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (continued)

Cash flow hedges that are highly effective are accounted for by recording the fair value of the derivative instrument on the Consolidated Balance Sheets as an asset or liability, with a corresponding charge or credit for the change in the fair value of the derivative, net of tax, recorded in AOCI within stockholder's equity in the accompanying Consolidated Balance Sheets. Amounts are reclassified from AOCI to the Consolidated Statements of Operations in the period or periods the hedged transaction affects earnings. In the case in which certain cash flow hedging relationships have been terminated, the Company continues to defer the net gain or loss in AOCI and reclassifies it into interest expense as the hedged cash flows occur, unless it becomes probable that the hedged cash flows will not occur.

We discontinue hedge accounting when it is determined that the derivative no longer qualifies as an effective hedge; the derivative expires or is sold, terminated or exercised; the derivative is de-designated as a fair value or cash flow hedge; or, for a cash flow hedge, it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period. If we determine that the derivative no longer qualifies as a fair value or cash flow hedge and hedge accounting is discontinued, the derivative will continue to be recorded on the balance sheet at its fair value, with changes in fair value included in current earnings. For a discontinued fair value hedge, the previously hedged item is no longer adjusted for changes in fair value.
Changes in the fair value of derivatives not designated in hedging relationships are recognized immediately in the Consolidated Statements of Operations. Derivatives are classified in the Consolidated Balance Sheets as "Other assets" or "Other liabilities," as applicable.
CLNs
CLNs

CLNs are classified as Borrowings and other debt obligations. The notes contain a financial guarantee that effectively transfers a portion of the credit risk on a reference pool of loans owned by the Company to the noteholders. These are considered freestanding financial guarantee contracts. The notes are recorded at the amount of the proceeds received, net of debt issuance costs and subsequently accounted for on an amortized cost basis. In the event of credit losses on the reference loan pool in excess of the contractual residual amount, the principal balance of the notes will be reduced to the extent of such loss up to the amount of notes issued and recognized as a debt extinguishment gain within Miscellaneous income, net. In addition, as the credit guarantee component of the notes is considered to be free standing, the ACL measured on the reference pool of loans in accordance with ASC 326 is not reduced by the credit guarantee. The Company has the option to redeem the notes once the unpaid principal balance of the reference pool is less than or equal to 10% of the initial principal balance.

In connection with certain of its CLNs, the Company is required to maintain a collateral account with a third-party financial institution, with the amount equal to at least the outstanding balances of these transactions' CLNs. This is reported as restricted cash in the Consolidated Balance Sheets. In addition, the Company maintains standby letters of credit (with a third-party financial institution) in an amount approximating six months of interest due on the notes outstanding.

Income Taxes
Income Taxes

The Company accounts for income taxes under the asset and liability method. Deferred taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates that will apply to taxable income in the years in which those temporary differences are expected to reverse or be realized. The effect of a change in tax rates on deferred tax assets and liabilities is recognized as income or expense in the period that includes the enactment date.

A valuation allowance is established if the Company determines that it is more likely than not that a deferred tax asset will not be realized. This requires periodic analysis of the carrying amount of deferred tax assets and when the deferred tax assets will be realized in future periods. Consideration is given to all positive and negative evidence related to the realization of deferred tax assets.

In establishing a provision for income tax expense, the Company must make judgments and interpretations about the application of inherently complex tax laws of the U.S., its states and municipalities, and abroad. Actual income taxes paid may vary from estimates depending upon changes in income tax laws, actual results of operations, and the final audit of tax returns by taxing authorities. Tax assessments may arise several years after tax returns have been filed. The Company reviews its tax balances quarterly and as new information becomes available. Interest and penalties on income tax payments are included within Income tax provision on the Consolidated Statements of Operations.
NOTE 1. DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (continued)
The Company recognizes tax benefits in its financial statements when it is more likely than not that the related tax position will be sustained upon examination by tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the taxing authority, assuming full knowledge of the position and all relevant facts.
Guarantees
Guaranties

Certain financial instruments of the Company meet the definition of a guaranty. They generally require the Company to perform and make future payments in the event specified triggering events or conditions were to occur over the term of the guaranty. The Company recognizes a liability at inception at the greater of the fair value of the guarantee or the Company's estimate of the contingent liability arising from the guaranty. Subsequent to initial recognition, the liability is adjusted based on the passage of time to perform under the guarantee and the changes to the probabilities of the occurrence of the specified triggering events or conditions that would require the Company to perform on the guaranty.

Business Combinations
Business Combinations

The Company accounts for business combinations using the acquisition method of accounting, and records the identifiable assets, liabilities and any NCI of the acquired business at their acquisition date fair values. The excess of the purchase price over the estimated fair value of the net assets acquired is recorded as goodwill. Any changes in the estimated acquisition date fair values of the net assets recorded prior to the finalization of a more detailed analysis, but not to exceed one year from the date of acquisition, will change the amount of the purchase price allocable to goodwill. Any subsequent changes to any purchase price allocations that are material to the Company’s Consolidated Financial Statements will be adjusted retrospectively. All acquisition related costs are expensed as incurred.

The results of operations of the acquired companies are recorded in the Consolidated Statements of Operations from the date of acquisition. The application of business combination principles, including the determination of the fair value of the net assets acquired, requires the use of significant estimates and assumptions.

Revenue Recognition
Revenue Recognition

The Company primarily earns interest and non-interest income from various sources, including:

•Lending (interest income and loan fees)
•Investment securities
•Loan sales and servicing
•Leases
•BOLI
•Depository services
•Commissions and trailer fees
•Interchange income, net
•Underwriting, structuring and advisory fees
•Asset and wealth management fees

Lending and Investment Securities

The principal source of revenue is interest income from loans and investment securities. Interest income is recognized on an accrual basis primarily according to non-discretionary formulas in written contracts, such as loan agreements or securities contracts. Revenue earned on interest-earning assets, including amortization of deferred loan fees and origination costs and the accretion of discounts recognized on acquired or purchased loans, is recognized based on the constant effective yield of such interest-earning assets.

Gains or losses on sales of investment securities are recognized on the trade date.

Loan Sales and Servicing

The Company recognizes revenue from servicing commercial mortgages and consumer loans as earned. Mortgage banking income, net includes fees associated with servicing loans for third parties based on the specific contractual terms and changes in the fair value of MSRs.

Leases

Income from finance leases is recognized as part of interest income over the term of the lease using the constant effective yield method, while income arising from operating leases is recognized as part of other non-interest income over the term of the lease on a straight-line basis.

BOLI

Income from BOLI represents increases in the cash surrender value of the policies, as well as insurance proceeds and interest.

Depository services

Depository services are performed under an agreement with a customer, and those services include personal deposit account opening and maintenance, checking services, online banking services, debit card services, etc. Depository service fees related to customer deposits can generally be distinguished between monthly service fees and transactional fees within the single performance obligation of providing depository account services. Monthly account service and maintenance fees are provided over a period of time (usually a month), and revenue is recognized as the Company performs the service (usually at the end of the month). The services for transactional fees are performed at a point in time and revenue is recognized when the transaction occurs.
NOTE 1. DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (continued)

Commissions and trailer fees

Commission fees are earned from the selling of annuity contracts to customers on behalf of insurance companies, acting as the broker for certain equity trading, and sales of interests in mutual funds. The Company elected the expected value method for estimating commission fees due to the large number of customer contracts with similar characteristics. However, commissions and trailer fees are fully constrained as the Company cannot sufficiently estimate the consideration which it could be entitled to earn. Commissions are generally associated with point-in-time transactions or agreements that are one year or less. The performance obligation is satisfied immediately, and revenue is recognized as the Company performs the service.

Interchange income, net

The Company has entered into agreements with payment networks under which the Company will issue the payment network's credit card as part of the Company's credit card portfolio. Each time a cardholder makes a purchase at a merchant and the transaction is processed, the Company receives an interchange fee in exchange for the authorization and settlement services provided to the payment networks.

The performance obligation for the Company is to provide authorization and settlement services to the payment network when the payment network submits a transaction for authorization. The Company considers the payment network to be the customer, and the Company is acting as a principal when performing the transaction authorization and settlement services. The performance obligation for authorization and settlement services is satisfied at a point in time, and revenue is recognized on the date when the Company authorizes and routes the payment to the merchant. The expenses paid to payment networks are accounted for as consideration payable to the customer and therefore reduce the transaction price. Therefore, interchange income is recorded net against the expenses paid to the payment network and the cost of rewards programs. The agreements also contain immaterial fixed consideration related to upfront sign-on bonuses and program development bonuses, which are amortized over the remainder of the agreements' life on a straight-line basis.

Underwriting structuring and advisory fees

SanCap performs underwriting services by raising investment capital from investors on behalf of corporations that are issuing securities. Underwriting services have one performance obligation, which is satisfied on the day SanCap purchases the securities.

Underwriting revenues also result from securitization activities related to commercial mortgage loans and mortgage-backed and other asset-backed securities. Such transfers of financial assets are accounted for as sales when the Company has relinquished control over the transferred assets. The gain or loss on sale of such financial assets is recorded as underwriting revenues and is based upon their respective fair values at the date of sale.

Underwriting services include multiple parties in delivering the performance obligation. The Company has evaluated whether it is the principal or agent when we provide underwriting services. The Company acts as the principal when performing underwriting services and recognizes fees on a gross basis. Revenue is recorded as the difference between the price the Company pays the issuer of the securities and the public offering price, and expenses are recorded as the proportionate share of the underwriting costs incurred. The Company is the principal because we obtain control of the services provided by third-party vendors and combine them with other services as part of delivering on the underwriting service.

In addition, structuring and advisory fees may be earned by the Broker-Dealers, primarily in referring institutional clients to entities participating in financing transactions. This revenue is recognized as the performance obligations are satisfied, generally at the funding date.

Asset and wealth management fees

Asset and wealth management fees includes fee income generated from discretionary investment management and non-discretionary investment advisory contracts with customers. Discretionary investment management fees are earned for the management of the assets in the customer's account and are recognized as earned and charged to the customer on a quarterly basis. Non-discretionary investment advisory fees are earned for providing investment advisory services to customers, such as recommending the re-balancing or restructuring of the assets in the customer’s account. The investment advisory fee is recognized as earned and charged to the customer on a quarterly basis. The fee for the discretionary and nondiscretionary contracts is based on a percentage of the average assets included in the customer’s account.

Fair Value Measurements
Fair Value Measurements

The Company estimates the fair value of certain assets and liabilities for both measurement and disclosure purposes. The Company values assets and liabilities based on the principal market in which each would be sold (in the case of assets) or transferred (in the case of liabilities). The principal market is the forum with the greatest volume and level of activity. In the absence of a principal market, valuation is based on the most advantageous market. In the absence of observable market transactions, the Company considers liquidity valuation adjustments to reflect the uncertainty in pricing the instruments. The fair value of a financial asset is measured on a stand-alone basis and cannot be measured as a group, with the exception of certain financial instruments held and managed on a net portfolio basis. In measuring the fair value of a nonfinancial asset, the Company assumes the highest and best use of the asset by a market participant, not just the intended use, to maximize the value of the asset. The Company also considers whether any credit valuation adjustments are necessary based on the counterparty's credit quality.

When measuring the fair value of a liability, the Company assumes that the transfer will not affect the nonperformance risk associated with the liability. The Company considers the effect of the credit risk on the fair value for any period in which fair value is measured.

There are three valuation approaches for measuring fair value: the market approach, the income approach and the cost approach. When selecting the appropriate technique for valuing a particular asset or liability the Company considers the exit market for the asset or liability, the nature of the asset or liability being measured, and how a market participant would value the same asset or liability. Ultimately, selecting the appropriate valuation method requires significant judgment.

The fair value hierarchy categorizes the underlying assumptions and inputs to valuation techniques that are used to measure fair value into three levels. The three fair value hierarchy classification levels are defined as follows:

•Level 1 inputs are quoted prices in active markets for identical assets or liabilities that can be accessed as of the measurement date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 inputs are those other than quoted prices included in Level 1 that are observable for the assets or liabilities, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
•Level 3 inputs are those that are unobservable or not readily observable for the asset or liability and are used to measure fair value to the extent relevant observable inputs are not available.

The fair value hierarchy is used for measurement and disclosure purposes, with assets and liabilities classified into one of the three levels defined above, based upon the level of the most significant assumptions used in the valuation.

Valuation inputs refer to the assumptions market participants would use in pricing a given asset or liability. Inputs can be observable or unobservable. Observable inputs are assumptions based on market data obtained from an independent source. Unobservable inputs are assumptions based on the Company's own information or assessment of assumptions used by other market participants in pricing the asset or liability. The unobservable inputs are based on the best and most current information available on the measurement date. The Company uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs in its fair value measurements.
The Company estimates the fair value of certain assets and liabilities for both measurement and disclosure purposes. The fair value hierarchy categorizes the underlying assumptions and inputs to valuation techniques that are used to measure fair value into three levels as follows:

•Level 1 inputs are quoted prices in active markets for identical assets or liabilities that can be accessed as of the measurement date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 inputs are those other than quoted prices included in Level 1 that are observable for the assets or liabilities, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
•Level 3 inputs are those that are unobservable or not readily observable for the asset or liability and are used to measure fair value to the extent relevant observable inputs are not available.

Assets and liabilities measured at fair value, by their nature, result in a higher degree of financial statement volatility. See Note 1 to these Consolidated Financial Statements for a broad discussion of fair value measurement techniques. When available, the Company uses quoted market prices or matrix pricing in active markets to determine fair value and classifies such items as Level 1 or Level 2 assets or liabilities. If quoted market prices in active markets are not available, fair value is determined using third-party broker quotes and/or DCF models incorporating various assumptions including interest rates, prepayment speeds and credit losses. Assets and liabilities valued using broker quotes and/or DCF models are classified as either Level 2 or Level 3, depending on the lowest level classification of an input that is considered significant to the overall valuation.

The Company values assets and liabilities based on the principal market in which each would be sold (in the case of assets) or transferred (in the case of liabilities). The principal market is the forum with the greatest volume and level of activity. In the absence of a principal market, the valuation is based on the most advantageous market. In the absence of observable market transactions, the Company considers liquidity valuation adjustments to reflect the uncertainty in pricing the instruments.

The fair value of a financial asset is measured on a stand-alone basis and cannot be measured as a group, with the exception of certain financial instruments held and managed on a net portfolio basis. In measuring the fair value of a nonfinancial asset, the Company assumes the highest and best use of the asset by a market participant, not just the intended use, to maximize the value of the asset. The Company also considers whether any credit valuation adjustments are necessary based on the counterparty's credit quality. Any models used to determine fair values or validate dealer quotes based on the descriptions below are subject to review and testing as part of the Company's model validation and internal control testing processes.
NOTE 15. FAIR VALUE (continued)

The Company's Market Risk Department approves the methodologies used in the estimations of fair value, including the Company's Level 3 assets and liabilities. Price validation procedures are performed, and the results are reviewed for Level 3 assets and liabilities by the Market Risk Department. Price validation procedures performed for these assets and liabilities can include comparing current prices to historical pricing trends by collateral type and vintage, comparing prices by product type to indicative pricing grids published by market makers, and obtaining corroborating dealer prices for significant securities.
The Company reviews the assumptions utilized to determine fair value on a quarterly basis. Any changes in methodologies or significant inputs used in determining fair values are further reviewed to determine if a change in fair value level hierarchy has occurred.
Subsequent Events
Subsequent Events

The Company evaluated events from the date of these Consolidated Financial Statements on December 31, 2025 through the issuance of these Consolidated Financial Statements. Except as noted above and in Note 10 to these Consolidated Financial Statements, there were no material events in that period that would require recognition or disclosure in its Consolidated Financial Statements as of December 31, 2025.